NOTES PAYABLE (Details Textuals) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 19, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Promissory Notes		$ 1,190,066		$ 1,190,066		$ 370,000	$ 370,000
Proceeds from notes payable				130,000	$ 340,000	340,000	$ 350,000
Loss on extinguishment of debt			$ (406,833)	(32,500)	(406,833)	$ (406,833)
Notes Payable, Current, Total		$ 1,590,000		1,590,000			$ 370,000
Amortization of Debt Discount (Premium)				539,206	327,730
Beneficial conversion						$ 325,855
Interest expense, including Amortization of debt discount		$ 473,360	$ 98,766	$ 744,726	$ 395,603	532,230	$ 67,246
February 2014 Debenture [Member]
Promissory Notes						$ 330,000
Debt Instrument, Interest Rate, Effective Percentage						10.00%
Less: Debt discount, net of accretion						$ 30,000
Warrants To Purchase For Issuance Of Common Stock						250,000
Debt Instrument, Convertible, Conversion Price						$ .40
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed						125.00%
Amortization of Debt Discount (Premium)						$ 30,000
Warrant exercise price						$ .30
Fair value, warrants						$ 96,533
Additional warrants issued						250,000
Beneficial conversion						$ 179,032
Aug 2014 Debenture [Member]
Promissory Notes		$ 73,200		$ 73,200		$ 40,000
Debt Instrument, Interest Rate, Effective Percentage						8.00%
Jan 2012 Debenture [Member]
Promissory Notes							$ 20,000
Shares Issued, exchange of debt						475,032		16,580
January 2013 Debenture [Member]
Promissory Notes						$ 370,000	20,000
Jan 2013 Debenture [Member]
Promissory Notes
January2013DebentureMember
Shares Issued, exchange of debt	190,304
January Fifteen 2013 LOC [Member]
Shares Issued, exchange of debt				1,190,411		1,190,411
Dec 2013 Debenture [Member]
Promissory Notes		$ 45,866		$ 45,866			$ 350,000
Debt Instrument, Interest Rate, Effective Percentage							8.00%
Shares Issued, exchange of debt						1,900,000
Loss on extinguishment of debt						$ (406,833)
Fair value, warrants							$ 779,000
February 2014 Debunture [Member]
Promissory Notes						330,000
Warrant exercise price							$ .50
September 2014 Debenture [Member]
Promissory Notes						92,222
Proceeds from notes payable				$ 50,000		$ 50,000
Debt Instrument, Interest Rate, Effective Percentage		8.00%		8.00%		41.00%
Shares Issued, exchange of debt				230,000
Less: Debt discount, net of accretion						$ 42,000
Debt Instrument, Convertible, Conversion Price		$ 0.40		$ 0.40		$ .40
Beneficial conversion						$ 37,400
Convertible Notes Payable [Member]
Fair value, warrants		$ 68,400		$ 68,400
Interest expense, including Amortization of debt discount						$ 100	$ 316,800